UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: June 30, 2009"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     July 30, 2009"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

"Form 13F Information Table Value Total:      $94,088"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  3016      64120    SH       SOLE                  0      064120
ACCURAY INC.                    COM                 004397105  631       95000    SH       SOLE                  0      095000
APPLE, INC.                     COM                 037833100  2244      15753    SH       SOLE                  0      015753
BERKSHIRE HATHAWAY CL B         CL B                084670207  4202      1451     SH       SOLE                  0      01451
CISCO SYSTEMS, INC.             COM                 17275r102  221       11875    SH       SOLE                  0      011875
CRED SUISSE ASSET MGMT FD       SPONSORED ADR       225401108  55        19100    SH       SOLE                  0      019100
EMC CORPORATION MASS            COM                 268648102  3467      264675   SH       SOLE                  0      0264675
EMPIRE DISTRICT ELEC CO         COM                 291641108  2972      179910   SH       SOLE                  0      0179910
FAIRFAX FNCL HLDGS LTD          SUB VTG             303901102  5909      23683    SH       SOLE                  0      023683
FOREST LABORATORIES INC         COM                 345838106  3601      143400   SH       SOLE                  0      0143400
GENERAL DYNAMICS CORP.          COM                 369550108  3251      58690    SH       SOLE                  0      058690
HARRIS CORP                     COM                 413875105  2057      72525    SH       SOLE                  0      072525
HARRIS STRATEX NETWORKS         CL A                41457p106  73        11215    SH       SOLE                  0      011215
ISHRS BARCLAYS INT CRBD         BARCLYS INTER CR    464288638  682       6820     SH       SOLE                  0      06820
ISHRS BARCLAYS TIPS BD FD       BARCLYS TIPS BD     464287176  5864      57690    SH       SOLE                  0      057690
ISHRS MSCI CANADA IDX FD        MSCI CDA INDEX      464286509  3896      181870   SH       SOLE                  0      0181870
ISHRS MSCI EMRG MKT IDX         MSCI EMERG MKT      464287234  6190      192071   SH       SOLE                  0      0192071
ISHRS MSCI PAC EX JPN IDX       MSCI PAC J IDX      464286665  3819      120592   SH       SOLE                  0      0120592
ISHRS SILVER TRUST ETF          ISHARES             46428q109  2718      203165   SH       SOLE                  0      0203165
MKT VECTRS GLD MINERS IDX       GOLD MINER ETF      57060u100  5323      114325   SH       SOLE                  0      0114325
MCDERMOTT INTL                  COM                 580037109  4561      224545   SH       SOLE                  0      0224545
MEMC ELECTRONIC MATERIAL        COM                 552715104  1232      69150    SH       SOLE                  0      069150
MICROSOFT CORPORATION           COM                 594918104  4497      189176   SH       SOLE                  0      0189176
PHARMACEUTICAL PROD DEV         COM                 717124101  1126      48480    SH       SOLE                  0      048480
PWERSHRS DB AGRICULTURE         DB AGRICULT FD      73936b408  1543      60625    SH       SOLE                  0      060625
PWERSHRS DYN BIO & GEN          DYN BIO & GEN       73935x856  2114      151110   SH       SOLE                  0      0151110
SPDR GOLD TRUST ETF             GOLD SHS            78463v107  4449      48795    SH       SOLE                  0      048795
SUPERIOR ENERGY SERVICES        COM                 868157108  3827      221595   SH       SOLE                  0      0221595
TELECOMMUNICATION SYSCL A       CL A                87929j103  2056      289210   SH       SOLE                  0      0289210
TEMPLETON GLOBAL INC FD         COM                 880198106  3407      396205   SH       SOLE                  0      0396205
VERIZON COMMUNICATIONS          COM                 92343v104  4552      148120   SH       SOLE                  0      0148120
WSDMTREE DREY CHIN YUAN         CHINESE YUAN ETF    97717w182  533       21000    SH       SOLE                  0      021000

